SCHEDULE OF GROUP ISSUED CORPORATE BONDS (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Less: current portion	¥ (4,878,372)	¥ (4,025,343)
Non-current portion	¥ 10,584,054	6,858,607
Lender 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance date	Sep. 26, 2022
Maturity date	Sep. 26, 2025
Lender 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance date	Sep. 25, 2020
Maturity date	Sep. 25, 2025
Lender 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance date	Aug. 25, 2025
Maturity date	Aug. 25, 2032
Lender 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Principal amount	¥ 100,000
Annual Interest rate	0.56%
Lender 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Principal amount	¥ 100,000
Annual Interest rate	0.83%
Lender 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Principal amount	¥ 50,000
Annual Interest rate	1.00%
Corporate Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate outstanding principal balances	¥ 46,500	30,000
Less: unamortized bond issuance costs	(4,620)	(1,380)
Less: current portion	(6,318)	(28,620)
Non-current portion	35,562
Corporate Debt [Member] | Lender 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lender 3		20,000
Corporate Debt [Member] | Lender 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lender 3		10,000
Corporate Debt [Member] | Lender 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lender 3	¥ 46,500